Derecognition And Offset Of Financial Instruments - Financial Liabilities Subject To Offset Enforceable Master Netting Agreements Or Similar Agreements (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 56,897,896	₩ 63,863,282
Gross amounts of recognized financial liabilities set off	32,933,133	48,587,951
Net amounts of consolidate financial liabilities presented	23,964,763	15,275,331
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	21,020,650	13,913,625
Cash collateral pledged and others	533,052	139,143
Net amounts	2,411,061	1,222,563
Derivative liabilities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	9,256,251	5,126,697
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	9,256,251	₩ 5,126,697
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	11,899,555
Cash collateral pledged and others	533,052
Net amounts	₩ 2,408,916
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Equity-linked securities in short position
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Payable spot exchange
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 5,585,272	₩ 7,641,946
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	₩ 5,585,272	₩ 7,641,946
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.	The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32 but provide the Group under the circumstances of the trading party’s defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party’s default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Derivative liabilities and Payable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		₩ 11,425,925
Cash collateral pledged and others		139,143
Net amounts		1,203,575
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 1,530,767	1,119,991
Gross amounts of recognized financial liabilities set off	0	0
Net amounts of consolidate financial liabilities presented	1,530,767	1,119,991
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	1,530,767	1,119,991
Cash collateral pledged and others	0	0
Net amounts	₩ 0	₩ 0
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group has entered into a sale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a purchase and resale agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets. In securities lending transactions, offsetting agreements are similarly executed through analogous arrangements, and the amounts of borrowed securities presented in the consolidated financial statements as of December 31, 2023 and 2024, are 155,765 million Won and 182,478 million Won, respectively. These amounts may be offset against bonds provided as collateral.	The Group has entered into a sale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a purchase and resale agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty’s default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets. In securities lending transactions, offsetting agreements are similarly executed through analogous arrangements, and the amounts of borrowed securities presented in the consolidated financial statements as of December 31, 2023 and 2024, are 155,765 million Won and 182,478 million Won, respectively. These amounts may be offset against bonds provided as collateral.
Unpaid domestic exchange settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial liabilities	₩ 40,525,606	₩ 49,974,648
Gross amounts of recognized financial liabilities set off	32,933,133	48,587,951
Net amounts of consolidate financial liabilities presented	7,592,473	1,386,697
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	7,590,328	1,367,709
Cash collateral pledged and others	0	0
Net amounts	₩ 2,145	₩ 18,988
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement	The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables has been offset with a part of unpaid domestic exchange payables, and they have been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group’s statements of financial position, respectively.	The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables has been offset with a part of unpaid domestic exchange payables, and they have been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group’s statements of financial position, respectively.